Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information

38. Segment Information

a)	General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)	Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the consolidated statements of comprehensive income (loss).

c)	Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Six months ended June 30, 2025
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$37,622,328	$1,703,511	$-	$-	$39,325,839
Inter-segment revenue	23,726,839	-	-	(23,726,839)	-
Total segment revenue	$61,349,167	$1,703,511	$-	$(23,726,839)	$39,325,839
Segment gain (loss) before tax	$(2,585,099)	$(279,204)	$(5,320,440)	$(2,106)	$(8,186,849)
Segment including :
Depreciation	$263,102	$62,454	$268	$-	$325,824
Amortization	$65,859	$12,283	$239,664	$-	$317,806
Interest income	$(932,055)	$(14,086)	$(231,130)	$-	$(1,177,271)
Interest expense	$261,003	$32,670	$-	$-	$293,673
Tax expense (benefit)	$(684,861)	$1,000,272	$800	$-	$316,211
Segment assets	$175,406,409	$131,528,290	$104,688,196	$(248,876,841)	$162,746,054
Segment liabilities	$144,709,699	$126,321,498	$11,505,107	$(217,971,244)	$64,565,060
	Six months ended June 30, 2024
			Other	Adjustment and
	Security Convergence	Video IoT	segment (Note 1)	write-off (Note 2)	Consolidation
Revenue from external customers	$19,225,852	$1,448,839	$-	$-	$20,674,691
Inter-segment revenue	506,478	1,941	-	(508,419)	-
Total segment revenue	$19,732,330	$1,450,780	$-	$(508,419)	$20,674,691
Segment gain (loss) before tax	$10,331,305	$581,944	$(9,268,068)	$104,298	$1,749,479
Segment including :
Depreciation	$164,733	$18,406	$92,607	$-	$275,746
Amortization	$69,251	$4,328	$368,663	$-	$442,242
Interest income	$(158,031)	$(12,545)	$(221,879)	$-	$(392,455)
Interest expense	$256,131	$36,267	$124,207	$-	$416,605
Tax expense	$121,055	$14,330	$2,506	$-	$137,891
Segment assets	$89,569,681	$11,856,603	$121,854,568	$(90,167,488)	$133,113,364
Segment liabilities	$47,090,280	$18,218,410	$83,395,402	$(87,646,410)	$61,057,682

Note 1:	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

d)	Reconciliation for segment income (loss)

i)	Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the consolidated statements of comprehensive income (loss).

ii)	Refer to clause c) above for information on total consolidated profit or loss after reconciliation and reconciliation for profit or loss after tax of reportable segments during the current period.

e)	Information on product and service

The main businesses of the Group are providing information, software and data processing services. Refer to Note 21 for the disclosure information by products and services.